Borrowings - Securities covenants and guarantees, Bonds and Corporate guarantor financial covenants (Details) $ / shares in Units, NOK in Thousands, $ in Thousands								1 Months Ended	6 Months Ended	12 Months Ended
	May 26, 2021	Jun. 27, 2017 NOK	Jun. 27, 2017 USD ($)	Mar. 22, 2017 USD ($)	Jun. 27, 2016 NOK	Jun. 27, 2016 USD ($)	May 02, 2014 USD ($)	Oct. 31, 2015	Dec. 26, 2020	Jun. 26, 2020	Dec. 31, 2017 USD ($) $ / NOK $ / shares	Dec. 31, 2016 USD ($) $ / NOK	Jun. 27, 2016 USD ($)	May 02, 2014 NOK	May 02, 2014 USD ($)	Jun. 27, 2013 NOK	Jun. 27, 2013 USD ($)
Borrowings
Repayment of borrowings		NOK 424,360									$ 397,008
Outstanding balance											$ 2,547,556	$ 2,652,026
Fair value of bond												22,401
GasLog Partners LP
Borrowings
Minimum Percentage of unencumbered cash and cash equivalents to total indebtedness											3.00%
Minimum amount of unencumbered cash and cash equivalents											$ 15,000
Maximum percentage of total indebtedness to total assets											60.00%
Minimum percentage of EBITDA over debt service obligations on a trailing 12 months											110.00%
NOK Bonds
Borrowings
Unamortized fees and bond premium written-off to P&L											$ 89,723	133,531
Fair value of bond											$ 97,416	$ 138,741
Exchange rate | $ / NOK											0.1213	0.1159
NOK 2018 Bonds
Borrowings
Issue of senior unsecured bond														NOK 500,000	$ 83,612	NOK 500,000	$ 83,206
Issuance at premium							$ 4,180
Repayment of borrowings			$ 70,783		NOK 588,000	$ 70,677
Percentage of redemption price of par value					103.00%	103.00%
Loss on redemption of bond			$ 1,459			$ 2,120
Unamortized fees and bond premium written-off to P&L											$ (283)	$ 1,836
Outstanding balance					NOK 412,000								$ 49,522
NOK 2021 Bonds
Borrowings
Issue of senior unsecured bond					NOK 750,000								$ 90,150
NOK 2021 Bonds | Maximum | 2017
Borrowings
Distributions per share | $ / shares											$ 1.10
NOK 2021 Bonds | Maximum | 2018
Borrowings
Distributions per share | $ / shares											1.10
NOK 2021 Bonds | Maximum | 2019
Borrowings
Distributions per share | $ / shares											1.20
NOK 2021 Bonds | Maximum | 2020
Borrowings
Distributions per share | $ / shares											1.20
NOK 2021 Bonds | Maximum | 2021
Borrowings
Distributions per share | $ / shares											$ 1.20
GasLog' financial covenants (as corporate guarantor for loan facilities and Bonds)
Borrowings
Minimum percentage that the aggregate fair market value of the vessels securing the facility to the aggregate amount outstanding under the facility								115.00%			120.00%
Minimum Percentage of unencumbered cash and cash equivalents to total indebtedness											3.00%
Minimum amount of unencumbered cash and cash equivalents											$ 50,000
Maximum percentage of total indebtedness to total assets											75.00%
Minimum percentage of EBITDA over debt service obligations on a trailing 12 months											110.00%
Minimum amount of net working capital (excluding the current portion of long-term debt)											$ 0
Minimum percentage of unencumbered cash and cash equivalents to total indebtedness, to pay dividends											4.00%
Minimum market value adjusted net worth											$ 350,000
8.875% Senior Notes
Borrowings
Percentage of redemption price of par value											100.00%
Principal amount of notes issued				$ 250,000
Interest rate on borrowings				8.875%
Percentage of original price for issued price				100.00%
Net unamortized financing costs											$ 245,936
Basis points for redemption price											50.00%
Minimum Percentage of unencumbered cash and cash equivalents to total indebtedness											2.50%
Minimum amount of unencumbered cash and cash equivalents											$ 35,000
Minimum percentage of EBITDA over debt service obligations on a trailing 12 months											100.00%
Minimum market value adjusted net worth											$ 300,000
NIBOR | NOK 2021 Bonds
Borrowings
Percentage of redemption price of par value	101.00%								102.50%	104.00%
Interest rate					6.90%								6.90%